INVESTMENTS - Shares in guarantee (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Associates
Investments pending in judicial proceedings out of total investments (in percent)	9.24%	9.89%
INVESTMENT VALUE	R$ 7,660,109
BLOCKED INVESTMENT	6,991,957
CTEEP
Associates
INVESTMENT VALUE	R$ 3,613,866
BLOCKING PERCENTAGE	90.45%
BLOCKED INVESTMENT	R$ 3,268,742
EQUATORIAL MARANHO D.
Associates
INVESTMENT VALUE	R$ 1,031,514
BLOCKING PERCENTAGE	91.35%
BLOCKED INVESTMENT	R$ 942,288
EMAE
Associates
INVESTMENT VALUE	R$ 386,386
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 386,386
Energisa MT
Associates
INVESTMENT VALUE	R$ 12,796
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 12,796
CEEE-GT
Associates
INVESTMENT VALUE	R$ 776,526
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 776,526
CEB Lajeado
Associates
INVESTMENT VALUE	R$ 18,439
BLOCKING PERCENTAGE	99.97%
BLOCKED INVESTMENT	R$ 18,433
Companhia Energetica de Sao Paulo - CESP
Associates
INVESTMENT VALUE	R$ 214,488
BLOCKING PERCENTAGE	97.85%
BLOCKED INVESTMENT	R$ 209,877
AES Tiete
Associates
INVESTMENT VALUE	R$ 509,019
BLOCKING PERCENTAGE	95.28%
BLOCKED INVESTMENT	R$ 484,993
Coelce
Associates
INVESTMENT VALUE	R$ 301,218
BLOCKING PERCENTAGE	83.82%
BLOCKED INVESTMENT	R$ 252,481
CGEEP
Associates
INVESTMENT VALUE	R$ 20,982
BLOCKING PERCENTAGE	64.89%
BLOCKED INVESTMENT	R$ 13,615
Centrais Eletricas do ParA - CELPA
Associates
INVESTMENT VALUE	R$ 81,376
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 81,376
Companhia Energetica de Pernambuco - CELPE
Associates
INVESTMENT VALUE	R$ 30,225
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 30,225
Energisa S.A.
Associates
INVESTMENT VALUE	R$ 449,718
BLOCKING PERCENTAGE	78.87%
BLOCKED INVESTMENT	R$ 354,693
Centrais Eletricas de Santa Catarina - CELESC
Associates
INVESTMENT VALUE	R$ 213,556
BLOCKING PERCENTAGE	74.70%
BLOCKED INVESTMENT	R$ 159,526